Description of Business, Basis of Presentation and Summary of Significant Accounting Policies (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended				12 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended		2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended		10 Months Ended			10 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	3 Months Ended	6 Months Ended	2 Months Ended	10 Months Ended		12 Months Ended
	Nov. 06, 2013	Dec. 28, 2014	Dec. 29, 2013 Y States	Dec. 30, 2012	Jun. 29, 2014	Dec. 30, 2012 Net Actuarial Loss On Prior Service Cost Member [Member]	Dec. 30, 2012 Gain (Loss) On Derivative Instruments [Member]	Dec. 29, 2013 Successor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 29, 2014 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 29, 2013 Successor [Member] Net Actuarial Loss On Prior Service Cost Member [Member]	Jun. 29, 2014 Successor [Member] Interest Expense [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 29, 2014 Successor [Member] Interest Expense [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 29, 2014 Successor [Member] Income Loss From Continuing Operations Before Income Taxes [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 29, 2014 Successor [Member] Income Loss From Continuing Operations Before Income Taxes [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 29, 2014 Successor [Member] Income Tax Benefit [Member]	Jun. 29, 2014 Successor [Member] Income Tax Benefit [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 29, 2014 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Nov. 06, 2013 Predecessor [Member] Net Actuarial Loss On Prior Service Cost Member [Member]	Jan. 01, 2012 Predecessor [Member] Net Actuarial Loss On Prior Service Cost Member [Member]	Nov. 06, 2013 Predecessor [Member] Gain (Loss) On Derivative Instruments [Member]	Jan. 01, 2012 Predecessor [Member] Gain (Loss) On Derivative Instruments [Member]	Jun. 30, 2013 Predecessor [Member] Interest Expense [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 30, 2013 Predecessor [Member] Interest Expense [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Nov. 06, 2013 Predecessor [Member] Interest Expense [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 30, 2013 Predecessor [Member] Income Loss From Continuing Operations Before Income Taxes [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 30, 2013 Predecessor [Member] Income Loss From Continuing Operations Before Income Taxes [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Nov. 06, 2013 Predecessor [Member] Income Loss From Continuing Operations Before Income Taxes [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Jun. 30, 2013 Predecessor [Member] Income Tax Benefit [Member]	Jun. 30, 2013 Predecessor [Member] Income Tax Benefit [Member]	Dec. 29, 2013 Predecessor [Member] Income Tax Benefit [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Nov. 06, 2013 Predecessor [Member] Income Tax Benefit [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Nov. 06, 2013 Predecessor [Member] Net Income Loss [Member] Amounts Reclassified From Accumulated Other Comprehensive Income Loss [Member]	Dec. 29, 2013 Building and Building Improvements [Member] Y	Dec. 29, 2013 Machinery and Equipment [Member] Y	Dec. 29, 2013 Furniture, Fixtures, and Computer Software [Member] Y	Dec. 29, 2013 New Castle Investment Group, Inc. [Member]
Significant Of Accounting Policies [Line Items]
Percent of the Company owned by																																												84.60%
Number of publications the Company owns and operates			421
Number of states the Company's publications are owned and operated in			24
Majority of Company's paid daily newspapers have been published for, in years			100
Percent of newsprint purchased, or expected to be purchased, from one vendor		95.00%	95.00%	75.00%
Property, plant and equipment useful life minimum (in years)																																									10	2	2
Property, plant and equipment useful life maximum (in years)																																									30	5	13
Advertising Expense								$ 808														$ 2,693	$ 3,419	$ 2,620
Changes in funded status of pension and other postretirement liabilities recognized in other comprehensive loss								458														6,990	(2,647)	(2,797)
Income taxes for changes in funded status of pension and other postretirement liabilities recognized in other comprehensive loss								0														0	0	0
Beginning balance		0			0						(45,651)									0								(45,651)	(50,017)
Other comprehensive income before reclassifications							(24,405)				396									0								(1,109)
Amounts reclassified from accumulated other comprehensive loss							28,771				(15,076)									0		(26,313)						46,760
Net current period other comprehensive income, net of taxes							4,366				14,680									0		19,339	4,364	11,052				45,651
Ending balance			0		0						(30,971)									0									(50,017)
Beginning balance										458	(6,991)									458	0	0				(6,991)	(4,342)
Other comprehensive income before reclassifications						(2)														0						1
Amounts reclassified from accumulated other comprehensive						(2,647)			0	0									7,560		15,110					69									46,829
Net current period other comprehensive income, net of taxes				1,717		(2,649)		458			14,714	458								0		45,721				70
Ending balance								458			(6,957)	458								458			0			0	(4,342)
Elimination of Predecessor Company accumulated other comprehensive income																										6,921
Other comprehensive income before reclassifications				(24,407)				458			396	458								0		(1,108)
Beginning balance		458			458					458	(52,642)									458	(52,642)	(52,642)	(54,359)
Amounts reclassified from accumulated other comprehensive loss				26,124					0	0	15,110								7,560	0	15,110	46,829																		46,829
Ending balance			458		458			458			(37,928)									458		(6,921)	(52,642)	(54,359)
Elimination of Predecessor Company accumulated other comprehensive income			(458)		(458)			(458)			37,928									(458)		6,921	52,642	54,359
Loss on interest rate swap agreements, designated as cash flow hedges													0	0																7,543	15,076	20,447
Amortization of prior service cost															0	0									(383)								(114)	(228)
Amortization of unrecognized (gain) loss									0	0									131		262				452
Reclassification of unrealized losses upon dedesignation of cash flow hedges	(26,313)																															26,313
loss Income tax benefit																	$ 0	$ 0																		$ 0	$ 0